Discontinued Operations (Details) - Schedule of loss from discontinued operations - Dating Services Business [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations (Details) - Schedule of loss from discontinued operations [Line Items]
Revenues		$ 440,225
Costs of revenue		(115,338)
Sales and marketing expense		(270,200)
Product development expense		(76,845)
General and administrative expense		(82,722)
Loss from discontinued operations		$ (104,880)